Document and Entity Information	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2025
Entity Registrant Name	ITERUM THERAPEUTICS PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-38503
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	3 Dublin Landings
Entity Address Address Line 2	North Wall Quay
Entity Address City Or Town	Dublin1
Entity Address Country	IE
Entity Address Postal Zip Code	Not Applicable
City Area Code	+353
Local Phone Number	1 6694820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	ITRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001659323